Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Options
We provide the following discussion of option awards as required by Item 402(x) of Regulation S-K. Option awards are not currently a part of the Company’s executive compensation program and no option awards were granted to NEOs during the year ended December 31, 2024.